Intangible Assets and Others, Net (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets and Others, Net [Abstract]
Schedule of Intangible Assets and Others, Net
	Useful	December 31,
	life	2012	2011
	years	(in thousands)
Original amount:
Technology	5	$46,266	$47,110
Customer related intangible assets	5-8	4,968	5,316

		51,234	52,426
Accumulated amortization:
Technology		46,239	45,202
Customer related intangible assets		4,718	4,224

		50,957	49,426

		$277	$3,000

Schedule of Estimated Future Amortization
(in thousands)

2013	192
2014	85

$277